UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS Conservative Allocation Fund

(formerly Scudder Pathway Conservative Portfolio)

	Shares	Value ($)

Equity Funds 42.9%
DWS Blue Chip Fund "Institutional"	258,077	5,450,578
DWS Capital Growth Fund "Institutional"	3,142	146,397
DWS Commodity Securities Fund "Institutional"	110,292	1,380,851
DWS Communications Fund "Institutional"	10,597	216,185
DWS Dreman Concentrated Value Fund "Institutional"	54,250	579,929
DWS Dreman High Return Equity Fund "I"	18,852	875,680
DWS Dreman Mid Cap Value Fund "Institutional"	8,295	90,332
DWS Dreman Small Cap Value Fund "I"	2,221	85,542
DWS Equity 500 Index Fund "Institutional"	136,347	19,674,913
DWS Equity Partners Fund "Institutional"	120,637	3,491,245
DWS Europe Equity Fund "Institutional"	59,938	2,061,264
DWS Global Thematic Fund "S"	5,831	197,609
DWS Growth & Income Fund "Institutional"	207,364	4,506,027
DWS Health Care Fund "Institutional"	8,567	207,406
DWS International Equity Fund "Institutional"	3,771	51,695
DWS International Fund "Institutional"	14,220	786,769
DWS International Select Equity Fund "Premier"	113,897	1,392,957
DWS Japan Equity Fund "S"	47,418	848,306
DWS Large Cap Value Fund "Institutional"	237,184	5,353,238
DWS Large Company Growth Fund "Institutional"	157,773	3,953,784
DWS Micro Cap Fund "Institutional"	2,881	60,968
DWS RREEF Real Estate Securities Fund "Institutional"	38,197	844,540
DWS Small Cap Core Fund "S"	170,813	4,082,442
DWS Small Cap Growth Fund "Institutional"	25,757	647,281
DWS Small Cap Value Fund "S"	69,562	1,829,484
DWS Technology Fund "Institutional"	17,685	195,418

Total Equity Funds (Cost $52,184,879)		59,010,840
Fixed Income Funds 33.2%
DWS Core Fixed Income Fund "Institutional"	3,151,984	32,969,756
DWS Core Plus Income Fund "Institutional"	142	1,757
DWS GNMA Fund "S"	4,535	65,263
DWS High Income Fund "Institutional"	151,618	815,706
DWS High Income Plus Fund "Premier"	554,667	4,221,018
DWS Inflation Protected Plus Fund "Institutional"	793,909	7,605,652
DWS Short Duration Fund "Institutional"	5,156	50,684
DWS Short Term Bond Fund "S"	2,110	20,843

Total Fixed Income Funds (Cost $47,171,788)		45,750,679
Money Market Funds 0.0%
DWS Cash Investment Trust "S"	7,272	7,272
DWS Money Market Series "Institutional"	17,734	17,734

Total Money Market Funds (Cost $25,006)		25,006
Cash Equivalents 24.4%
Cash Management QP Trust, 5.01% (a) (Cost $33,590,470)	33,590,470	33,590,470

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 132,972,143)	100.5	138,376,995
Other Assets and Liabilities, Net	(0.5)	(694,574)

Net Assets	100.0	137,682,421

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Conservative Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Conservative Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006